Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 5,090,678	$ 2,586,512
Gross amounts offset in the Statement of Financial Condition	(1,740,701)	(1,489,040)
Net amounts of assets presented in the Statement of Financial Condition	3,349,977	1,097,472
Financial Instruments
Collateral Received	(3,013,136)	(1,097,472)
Net Amount	$ 336,841
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 718,977	$ 375,182
Financial Instruments
Collateral Received	(718,977)	(375,182)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	336,841
Financial Instruments
Net Amount	336,841
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		312,688
Financial Instruments
Collateral Received		(312,688)
Net Amount
Counterparty J [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	576,213	409,602
Financial Instruments
Collateral Received	(576,213)	(409,602)
Net Amount
Counterparty L [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	1,717,946
Financial Instruments
Collateral Received	(1,717,946)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	3,827,317
Gross amounts offset in the Statement of Financial Condition	(814,181)
Net amounts of assets presented in the Statement of Financial Condition	3,013,136
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	856,082	719,162
Gross amounts offset in the Statement of Financial Condition	(137,105)	(343,980)
Net amounts of assets presented in the Statement of Financial Condition	718,977	375,182
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,247,715
Gross amounts offset in the Statement of Financial Condition		(935,027)
Net amounts of assets presented in the Statement of Financial Condition		312,688
Futures Contracts [Member] | Counterparty J [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	667,834	619,635
Gross amounts offset in the Statement of Financial Condition	(91,621)	(210,033)
Net amounts of assets presented in the Statement of Financial Condition	576,213	$ 409,602
Futures Contracts [Member] | Counterparty L [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,303,401
Gross amounts offset in the Statement of Financial Condition	(585,455)
Net amounts of assets presented in the Statement of Financial Condition	1,717,946
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	1,263,361
Gross amounts offset in the Statement of Financial Condition	(926,520)
Net amounts of assets presented in the Statement of Financial Condition	$ 336,841